Offerings - Offering: 1	Feb. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	7.47
Maximum Aggregate Offering Price	$ 373,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 57,182.85
Offering Note
(1)    This registration statement (this “Registration Statement”) is being filed with the Securities and Exchange Commission (the “Commission”) by ADT Inc. (the “Registrant”) to register 50,000,000 additional shares of Common Stock which may be issued under the ADT Inc. 2018 Omnibus Incentive Plan (as the same may be further amended from time to time, the “2018 Plan”).
(2)    Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that may become issuable under the 2018 Plan pursuant to this Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of the registrant’s outstanding shares of Common Stock.
(3)    Estimated solely for the purpose of calculating the registration fee, pursuant to Rules 457(c) and 457(h)(1) promulgated under the Securities Act, based on the average of the high and low sales prices for the Common Stock reported on the New York Stock Exchange on February 10, 2025.
(4)    Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.